UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22229
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LLC
(Exact name of registrant as specified in charter)

6101 Condor Drive Moorpark, California 93021
(Address of principal executive offices) (Zip code)

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
6101 Condor Drive  Moorpark, California 93021
(Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LLC

Semi-Annual Report
As of and for the six month period ended June 30, 2014

Page

Financial Statements

Statement of Assets and Liabilities	2

Statement of Operations	3

Statements of Changes in Net Assets	4

Statement of Cash Flows	5

Financial Highlights	6

Notes to Financial Statements	7

Additional Information	16

Contained herein:

Unaudited financial statements of PNMAC Mortgage Opportunity Fund, LP (“Master Fund”)

PNMAC Mortgage Opportunity Fund, LLC Statement of Assets and Liabilities June 30, 2014 (Unaudited)

Assets:
Investment in PNMAC Mortgage Opportunity Fund, LP, at fair value	$313,579,155
Short-Term Investment, at fair value (cost $164,578)	164,578
Other assets	51,100
313,794,833
Liabilities:
Payable to investment manager	389,527
Distributions payable to Series A preferred shares	11,400
Accrued expenses and other liabilities	338,643
739,570
Net Assets	$313,055,263

Net Assets Consist of:
Series A preferred shares	$-
Common shares	536
Additional paid-in capital	260,984,076
Net unrealized appreciation on investments	52,070,651
$313,055,263

Net Asset Value per Share
Series A preferred shares
Net assets applicable to preferred shares at a liquidation preference of $500 per share	$114,000
Shares outstanding ($0.001 par value, 5,000 shares authorized)	228
Net asset value, offering and redemption price per Series A preferred share	$500.00

Common shares
Net assets applicable to common shares	$312,941,263
Shares outstanding ($0.001 par value, unlimited shares authorized)	535,688
Net asset value per common share	$584.19

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

2

PNMAC Mortgage Opportunity Fund, LLC Statement of Operations For the Six Months ended June 30, 2014 (Unaudited)

Investment income allocated from Master Fund:
Dividends	$2,903,989
Interest	61,393
2,965,382

Expenses allocated from Master Fund:
Investment advisory fees	2,316,200
Insurance	151,961
Directors’ fees	148,974
Administration and other fees	104,267
Professional fees	87,920
Portfolio accounting fees	49,350
Custody fees	17,525
2,876,197
Net Investment income allocated from Master Fund	89,185

Investment income:
Dividends	35
35

Expenses:
Shareholder services fee	772,067
Professional fees	225,517
Administration and other fees	71,130
Insurance	3,654
Taxes	800
1,073,168
Net investment income	(983,948)

Distributions to Series A preferred shareholders	5,700

Net unrealized gain on investments and carried interest allocated from Master Fund:
Net change in unrealized gain on investments	12,486,547
Net change in carried interest allocated from Master Fund	(2,309,380)
Net unrealized gain on investments and carried interest allocated from Master Fund	10,177,167
Net increase in net assets resulting from operations	$9,187,519

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

3

PNMAC Mortgage Opportunity Fund, LLC Statements of Changes in Net Assets For the Six Months ended June 30, 2014 and For the Year ended December 31, 2013 (Unaudited)

	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
Increase in net assets resulting from operations:
Net investment income	$(983,948)	$629,290
Distributions to Series A preferred shareholders	(5,700)	(11,400)
Net change in unrealized gain on investments	12,486,547	38,971,781
Net change in carried interest allocated from Master Fund	(2,309,380)	(7,917,934)
Net increase in net assets resulting from operations	9,187,519	31,671,737

Decrease in net assets resulting from capital transactions
Distributions to common shareholders	-	(59,000,000)

Net decrease in net assets	9,187,519	(27,328,263)

Net Assets:
Beginning of period	303,867,744	331,196,007
End of period	$313,055,263	$303,867,744

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

4

PNMAC Mortgage Opportunity Fund, LLC
Statement of Cash Flows
For the Six Months ended June 30, 2014
(Unaudited)

Cash flows from operating activities:

Net increase in net assets resulting from operations	$9,187,519

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Distributions from Master Fund	1,010,564
Net investment income allocated from Master Fund	(89,185)
Net unrealized gain on investments allocated from Master Fund	(12,486,547)
Allocation of carried interest to the General Partner from the Master Fund	2,309,380
Change in assets and liabilities:
Decrease in short-term investments	22,645
Increase in other assets	(46,242)
Increase in payable to Investment Manager	11,504
Increase in accrued expenses and other liabilities	74,662
Net cash provided by operating activities	(5,700)

Cash flows from financing activities:
Payments of dividends-common shares	-
Increase in distributions payable-Series A preferred shares	5,700
Net cash used in financing activities	5,700

Change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

5

PNMAC Mortgage Opportunity Fund, LLC
Financial Highlights
As of and for the Six Months ended June 30, 2014 and
Years Ended December 31, 2013, 2012, 2011, and 2010
(Unaudited)

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June	December	December	December	December
	30, 2014	31, 2013	31, 2012	31, 2011	31, 2010
PER SHARE OPERATING PERFORMANCE:	(amounts applicable to common shares)

BEGINNING NET ASSET VALUE	$567.04	$618.05	$696.92	$716.12	$710.36

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)(2)	(1.83)	1.17	42.80	38.67	38.48
Distributions to Series A preferred shares (1)	(0.01)	(0.02)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss) from investments	18.99	57.97	(3.11)	(5.58)	122.62
Total income (loss) from investment operations	17.15	59.12	39.67	33.07	161.07

DISTRIBUTIONS
Investment income	-	(24.46)	(9.84)	(52.27)	(83.83)
Capital gains	-	(32.49)	(19.90)	-	(71.48)
Return of capital	-	(53.18)	(88.80)	-	-
Total distributions	-	(110.13)	(118.54)	(52.27)	(155.31)

ENDING NET ASSET VALUE	$584.19	$567.04	$618.05	$696.92	$716.12

Total Return (3)(8)	3.02%	11.49%	6.16%	4.72%	22.98%
Internal rate of return (4)	9.47%	9.72%	9.40%	10.50%	13.69%

SUPPLEMENTAL DATA AND RATIOS:
Series A preferred shares:
Net assets attributable to preferred shares, end of period	$114,000	$114,000	$114,000	$114,000	$114,000
Total shares outstanding	228	228	228	228	228
Asset coverage ratio	274,510%	266,451%	290,423%	327,486%	334,628%
Involuntary liquidation preference per share	$500	$500	$500	$500	$500

Common Shares:
Ratio of net investment income to weighted average net assets (2)(5)(7)	-0.65%	0.22%	6.35%	5.40%	4.85%
Ratio of expenses to weighted average net assets (2)(5)(7)	-2.59%	-2.62%	-3.06%	-3.15%	-3.14%
Net assets attributable to common shares at period end	$312,941,263	$303,753,744	$331,082,007	$373,333,611	$383,615,133
Portfolio turnover rate (6)(8)	0.00%	0.00%	0.00%	0.00%	19.00%

(1)	Calculated using the average shares outstanding during the period.
(2)	Includes proportionate share of income and expenses of the Master Fund.
(3)	Total return is calculated for the common share class taken as a whole. An investor’s return may vary from these returns based on the timing of capital transactions.
(4)
Internal rate of return is calculated based on the actual dates of the cash inflows (capital contributions), outflows (distributions),  with the exception of distributions declared but not paid, and shareholder capital accounts on a life-to date basis.

(5)	Ratios exclude distributions to Series A preferred shareholders.
(6)	Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.
(7)	Annualized for the period from January 1, 2014 to June 30, 2014.
(8)	Not Annualized.

The accompanying notes and the attached financial statements of the Master Fund are an integral part of these financial statements.

6

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LLC (the “Fund”) is a limited liability company organized under the laws of the state of Delaware.  The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management company.  Shares of the Fund were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  Investments in the Fund may be made only by “accredited investors” within the meaning of Regulation D under the 1933 Act.  The investment objective of the Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“SEC”).

The Fund invests substantially all of its assets in a limited partnership interest of PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”), a limited partnership formed under the laws of the state of Delaware.  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company, which along with the Investment Manager, is a wholly owned subsidiary of Private National Mortgage Acceptance Company, LLC (“PNMAC”), all of which are affiliates of the Fund.

The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for the Fund and the General Partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.  The Fund held an 89% interest in the Master Fund at June 30, 2014.  The Fund is the sole limited partner in the Master Fund.

The Master Fund has the same investment objective as the Fund and conducts its operations through investments in mortgage-backed securities (“MBS”) as well as investments in PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co. Funding II, LLC, PNMAC Mortgage Co (FI), LLC and PNMAC Mortgage Co., LLC (the companies are referred to collectively as the “Mortgage Investments”).

●
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding, LLC acquires, holds and works out distressed U.S. residential mortgage loans, and owns MBS resulting from securitization of such mortgage loans.

●
PNMAC Mortgage Co. Funding II, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding II, LLC acquires, holds and works out distressed U.S. residential mortgage loans, and owns MBS resulting from securitization of such mortgage loans.

●
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).  The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC. At June 30, 2014, the Master Fund owned 68% of PNMAC Mortgage Co (FI), LLC.

●	PNMAC Mortgage Co., LLC is a wholly owned limited liability company. PNMAC Mortgage Co., LLC acquires, holds and works out distressed U.S. residential mortgage loans.

7

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale.  The Master Fund may hold interests in pools of such securitized mortgages and invests directly in other mortgage-related investment securities.

The financial statements of the Master Fund are included elsewhere in this report and should be read with the Fund’s financial statements.

The Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Liability Company Agreement governing the Fund.

Note 2—Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as codified in the Financial Accounting Standards Board’s Accounting Standards Codification (the “Codification”).  Following are the significant accounting policies adopted by the Fund:

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Fund carries its investments at their fair values with changes in fair value recognized in current period results of operations. The Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an asset at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or inputs to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those fair values may differ significantly from the fair values that would have been used had a readily

8

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

available market for such assets or liabilities existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Investment in Master Fund
The Fund receives a proportionate limited partnership interest in the Master Fund equal to its relative contribution of capital to the Master Fund. The net increase or decrease in net assets resulting from operations includes the Fund’s proportionate share of the Master Fund’s income and losses (including net investment income and net realized and unrealized gains and losses on investments) arising from its investment in the Master Fund as reported by the General Partner of the Master Fund.

The Fund carries its investment in the Master Fund based on the Master Fund’s fair value and recognizes its proportional share of changes in the Master Fund’s fair value in current period operations. The fair value estimates of investments held by the Master Fund are based on the expected proportionate share of the discounted cash flow projections of the assets and liabilities of the Master Fund’s investments, which in turn are substantially dependent on the Master Fund’s proportionate share of the discounted cash flow projections of its investments in the Mortgage Investments.

Because the value of the Mortgage Investments has been estimated by the Investment Manager in the absence of readily determinable fair values, the Master Fund categorizes these investments as “Level 3” fair value financial statement items.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN.  PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee and (ii) it first obtains prior written consent of the FDIC.  The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Short-term Investment
The short-term investment, the BlackRock Liquidity Funds: TempFund Instituted Shares is carried at fair value with changes in fair value recognized in current period income.  Short-term investment, which represents an investment in an institutional liquidity (or money market) fund, is valued based on the value per share published by the manager of the money market fund on the valuation date.  The Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Dividend Income
The Fund records dividend income on the ex-dividend date or, using reasonable diligence, when known to the Fund.

Expenses
The Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, administration and custody fees.  Expenses that are not directly attributable to the Fund are generally allocated among the Fund and other entities managed by the Investment Manager in proportion to their assets.  All general and administrative expenses are recognized on the accrual basis of accounting.

Income Taxes
The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and

9

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

Management’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions.  Management has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax returns for the fiscal year ended December 31, 2013.  Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  In developing its conclusion, management of the Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2014, open Federal and state income tax years include the tax years ended December 31, 2010 through 2013 and December 31, 2009 through 2013, respectively. The Fund has no examinations in progress.

If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

Distributions to Shareholders
The Fund has outstanding Series A preferred shares.  The preferred shares have an 8% cumulative dividend preference and a liquidation preference totaling $114,000.  In the event of a liquidation of the Fund, the accumulated preferred dividends and the remaining face amount of the preferred shares will be distributed before any distributions are made to common shareholders.

Distributions to shareholders are recorded on the ex-dividend date.  The character of distributions to shareholders made during the year may differ from their ultimate characterization for federal income tax purposes.  The Fund will distribute substantially all of its net investment income and all of its capital gains to shareholders at least annually.  The character of distributions made during the year from net investment income or capital gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 3—Fair Value of Investments

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$164,578	$-	$-	$164,578
Investment in Master Fund	-	-	313,579,155	313,579,155
	$164,578	$-	$313,579,155	$313,743,733

10

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

There were no transfers between fair value hierarchy levels during the period ended June 30, 2014.

Following is a roll forward of the Fund’s Investment in Master Fund for the period ended June 30, 2014:

Balance at January 1, 2014	$304,323,367
Purchases	-
Distributions	(1,010,564)
Net investment income and unrealized gain, net of carried interest allocated from the Master Fund to General Partner	10,266,352
Balance at June 30, 2014	$313,579,155

Valuation Techniques and Assumptions

Most of the Fund’s assets are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the assets’ values. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for valuing and monitoring the Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The FAV group reports to the Investment Manager’s valuation committee, which oversees and approves the valuations. The valuation committee includes the Investment Manager’s chief executive, financial, operating, credit, and asset/liability management officers.

The FAV group monitors the models used for valuation of the Fund’s “Level 3” financial statement items, including the models’ performance compared to actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used for valuation.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on fair value of each of the changes to the significant inputs to the models.

Investment in Master Fund

The Fund’s investment in the Master Fund is a “Level 3” financial statement item and the Fund’s estimate of the fair value of its investment in the Master Fund is based on the Fund’s expected proportionate share of the fair value of the assets and liabilities of the Master Fund’s investments, which in turn are substantially dependent of the Master Fund’s expected proportionate share of the fair value of its Mortgage Investments. Most of the Mortgage Investments’ assets are mortgage loans and real estate acquired in settlement of loans which are carried at fair value.

11

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

Note 4—Investment Transactions

During the six months ended June 30, 2014, the Fund did not purchase any limited partnership interests in the Master Fund. The Fund received distributions from the Master Fund in the amount of $1,010,564.

Note 5—Shareholder Services Fee, Administration Fees and Custodian Fees

The Fund has a shareholder services agreement with the Investment Manager. Under the terms of the agreement, the Fund paid the Investment Manager a fee equal to an annual rate of 0.5% on capital commitments until December 31, 2011 and thereafter a fee equal to an annual rate of 0.5% of the Fund’s net asset value so long as the fee does not exceed 0.5% of the aggregate capital contributions to the Fund.  The shareholder services fee is paid quarterly. The shareholder services fee for the six months ended June 30, 2014 was $772,067.

The Fund has engaged U.S. Bancorp Fund Services, LLC, an indirect wholly-owned subsidiary of U.S. Bancorp, to serve as the Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Fund pays the administrator a monthly fee computed at an annual rate of 0.02% of the first $1,000,000,000 of the Fund’s total monthly net assets, 0.015% on the next $1,000,000,000 of the Fund’s total monthly net assets and 0.01% on the balance of the Fund’s total monthly net assets subject to an annual minimum fee of $120,000.  The administration fees for the six months ended June 30, 2014 were $70,970.

U.S. Bank, N.A. serves as the Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund’s average daily market value subject to an annual minimum fee of $28,800 across all fund complexes.  The custody fee expense incurred by the Master Fund for the six months ended June 30, 2014 was $17,525.

Note 6—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The audit committee chair receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total director fees and expenses incurred at the Master Fund for the six months ended June 30, 2014 were $148,975, of which $67,455 was payable at period-end.

One of the directors is an officer of the advisor and the Master Fund and receives no compensation from the Master Fund for serving as a director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 7—Common Shareholders

The Fund is authorized to issue an unlimited number of common shares.  The common shares have no preferential, preemptive, conversion, appraisal, exchange or redemption rights and there are no sinking fund provisions applicable to the shares.  The Fund issues common shares at the net asset value per share

12

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

as calculated within 48 hours before receipt of capital called.  Shareholders are not able to withdraw from the Fund other than through distributions made upon a realization of the Fund’s investments.

Common shares of the Fund were offered in private placements pursuant to Section 4(2) of the U.S. Securities Act of 1933, as amended on August 11, 2008 (the “Initial Closing”). The Fund raised $393,283,020 in aggregate capital commitments. No additional closings were held after the Initial Closing to accept new or additional capital commitments.

Common shares are distributed among three separate series based on the timing of capital contributions, which has affected the underlying calculation of carried interest for each series.

The Fund did not make any distributions during the six months ended June 30, 2014.

Note 8—Preferred Shares

Series A preferred shares of the Fund were created by the board of directors on August 11, 2008.  The Fund is authorized to issue up to 5,000 Series A preferred shares at $500 per share.  As of June 30, 2014 the Fund has issued 228 Series A preferred shares. Series A preferred shares are entitled to receive cumulative dividends in an amount equal to 10% per year.  During the six months ended June 30, 2014, there were no dividends paid to preferred shareholders; accrued but unpaid dividends of $11,400 remained at period-end.

Upon redemption by the Fund, Series A preferred shareholders are entitled to the liquidation preference which is $500 per Series A preferred share plus accumulated and unpaid dividends.  Series A preferred shareholders are not entitled to vote on any matter except matters submitted to a vote of the common shares that also affect the Series A preferred shares.  The Fund shall not issue or sell any preferred shares or pay any dividend or distribution to the common shares unless the preferred shares have an asset coverage of at least 200% immediately following the given action.

Note 9—Income Tax Information

When appropriate, income tax basis reclassifications between net asset accounts are made for such differences that are permanent in nature.  The reclassifications have no effect on net assets or net asset value per share.  Following are the reclassifications recorded by the Fund for the year indicated:

		Accumulated Undistributed	Accumulated
Year	Paid In Capital	Net Investment Income	Net Realized Loss
2013	$(28,495,394)	$63,740,230	$(35,244,836)

The income tax basis reclassifications noted above primarily relate to Partnership adjustments and distribution reclassifications in 2013.

13

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

Following are the gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes for the year ended December 31, 2013:

Cost of investments	$195,369,751

Unrealized appreciation	$79,886,958
Unrealized depreciation	(94,568,510)
Net unrealized depreciation	$(14,681,552)

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Total distributable earnings	$-

Other accumulated losses	$(518,336)

Total accumulated losses	$(15,199,888)

The tax character of distributions to shareholders during the year ended December 31, 2013, was as follows:

Distributions paid from:
Capital	$28,495,394
Ordinary income	13,107,295
Long-term capital gains	17,408,711
Total distributions	$59,011,400

At December 31, 2013 the Fund deferred, on a tax basis, post-October losses of:

Currency	Capital
$ -	$ -

Note 10—Transactions with Affiliates

PNMAC Mortgage Opportunity (Offshore) Fund, Ltd. owns 29% of the Fund’s common shares.

The Fund paid $137,740 to PNMAC for reimbursable expenses paid on the Fund’s behalf during the six months ended June 30, 2014.

PennyMac Loan Services, LLC (“PLS”) acts as the primary mortgage servicer for all mortgages owned by the Mortgage Investments held by the Master Fund. PLS is a wholly owned subsidiary of PNMAC.  The servicing agreement between PLS and the Mortgage Investments generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges.  The servicing arrangement also requires that PLS will rebate to the Mortgage Investments an amount equal to 13% of the servicing fees charged to the Mortgage Investments  to approximate overall “at cost” pricing with respect to loan servicing

14

PNMAC Mortgage Opportunity Fund, LLC
Notes to Financial Statements
As of and for the Six Months ended June 30, 2014

activities for such assets.  Total servicing fees charged by PLS to the Mortgage Investments before such waiver amounted to $2,910,537 for the period ended June 30, 2014.  PLS provided servicing rebates to the Mortgage Investments relating to such charges totaling $563,025 for the period ended June 30, 2014.

The Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which a wholly owned subsidiary of Blackrock, Inc.  BlackRock Inc. is an affiliate of the Fund.

Note 11—Risk Factors

Because of the limitation on rights of redemption and the fact that the shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Manager invests the Fund’s assets in illiquid assets, an investment in the Fund is highly illiquid and involves a substantial degree of risk.

Due to the nature of the “master/feeder” structure, the Fund is materially affected by the actions of the Master Fund and other investors. Investment risks such as market and credit risks of the Master Fund’s investments are discussed in the notes to the Master Fund’s financial statements included herein.

Note 12—Subsequent Events

The Investment Manager has evaluated all events or transactions through the date of issuance of these financial statements.  During this period the Fund received a distribution from the Master Fund in the amount of $390,182 for the payment of shareholder servicing fees and an additional distribution from the Master Fund in the amount of $77,300,000 which was subsequently distributed to shareholders.

****

15

PNMAC Mortgage Opportunity Fund, LLC
Additional Information

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Fund collect at +1(818) 224-7442; and (ii) on the SEC’s website at www.sec.gov.

Board of Directors
The Fund’s Form N-2 includes additional information about the Fund’s directors and is available upon request without charge by calling the Fund collect at (818) 224-7442 or by visiting the SEC’s website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On June 2, 2014, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

16

PNMAC Mortgage Opportunity Fund, LLC
Additional Information

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 2, 2014, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 2, 2014 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

17

PNMAC Mortgage Opportunity Fund, LP

Semi-Annual Report
as of and for the six month period ended June 30, 2014

PNMAC Mortgage Opportunity Fund, LP
Table of Contents

PNMAC Mortgage Opportunity Fund, LP
Statement of Assets and Liabilities
June 30, 2014
(Unaudited)

Assets:
Investments at fair value (cost $262,564,488)	$354,647,519
Interest receivable	20,055
Other assets	436,562
Total assets	355,104,136

Liabilities:
Payable to investment manager	1,168,528
Accrued expenses	342,380
Total liabilities	1,510,908

Partners’ capital	$353,593,228

Partners’ capital consists of:
General partner	$40,014,074
Limited partner	313,579,154
Total partners’ capital	$353,593,228

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
June 30, 2014
(Unaudited)

	Shares or
	Principal
Description	Amount	Fair Value
INVESTMENTS - 100%*
Mortgage Investments - 98%*
PNMAC Mortgage Co. Funding, LLC ^	$124,413,641	$177,464,997
PNMAC Mortgage Co. Funding II, LLC ^	98,405,825	119,064,588
PNMAC Mortgage Co (FI), LLC ^	30,477,464	35,722,580
PNMAC Mortgage Co., LLC ^	1,469,712	14,232,243
Total Mortgage Investments (Cost $254,766,642)	254,766,642	346,484,408

Mortgage-Backed Security - 2% *
SWDNSI Trust Series 2010-2 ^	$8,498,250	5,436,013
Total Mortgage-Backed Security (Cost $5,070,748)	$8,498,250	5,436,013

Short-Term Investment - <1% *
BlackRock Liquidity Funds: TempFund Institutional Shares	2,727,098	2,727,098
Total Short-Term Investment (Cost $2,727,098)	2,727,098	2,727,098

TOTAL INVESTMENTS (Cost $262,564,488)		354,647,519

Liabilities in excess of other assets - <(1%)*		(1,054,291)
TOTAL PARTNERS’ CAPITAL - 100%*		$353,593,228

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Operations
For the Six Months ended June 30, 2014
(Unaudited)

Investment income
Dividends	$2,904,005
Interest	61,394
Total investment income	2,965,399

Expenses
Investment advisory fees	2,316,200
Insurance	151,962
Directors’ fees and expenses	148,975
Administration fees	103,228
Professional fees	87,920
Custody fees	17,525
Other	50,390
Total expenses	2,876,200

Net investment income	89,199

Net change in unrealized gain on investments
Net change in unrealized gain on investments	12,486,618
Net increase in partners’ capital resulting from operations	$12,575,817

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statements of Changes in Partners’ Capital
For the Six Months ended June 30, 2014 and
For the Year ended December 31, 2013
(Unaudited)

	General	Limited
	Partner	Partner	Total
Partners’ capital, December 31, 2012	29,786,420	331,483,559	$361,269,979

Distributions	-	(60,997,001)	(60,997,001)
Increase in partners’ capital from operations:
Net investment income	40	2,782,962	2,783,002
Net change in unrealized gain on investments	214	38,971,781	38,971,995
Net change in Carried Interest	7,917,934	(7,917,934)	-
Net increase in partners’ capital from operations	7,918,188	33,836,809	41,754,997

Partners’ capital, December 31, 2013	37,704,608	304,323,367	342,027,975

Distributions	-	(1,010,564)	(1,010,564)
Increase in partners’ capital from operations:
Net investment income	14	89,185	89,199
Net change in unrealized gain on investments	72	12,486,546	12,486,618
Net change in Carried Interest	2,309,380	(2,309,380)	-
Net increase in partners’ capital from operations	2,309,466	10,266,351	12,575,817

Partners’ capital, June 30, 2014	$40,014,074	$313,579,154	$353,593,228

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP Statement of Cash Flows For the Six Months ended June 30, 2014 (Unaudited)

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$12,575,817

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Purchases of Mortgage Investments	(102,354)
Sales and repayment of mortgage-backed securities	154,670
Decrease in short-term investment	639,442
Net change in unrealized gain on investments	(12,486,618)
Changes in other assets and liabilities:
Decrease in interest receivable	3,843
Decrease in other assets	148,370
Increase in payable to investment manager	34,509
Increase in accrued expenses	42,885
Net cash provided by operating activities	1,010,564

Cash flows from financing activities:
Capital distributions	(1,010,564)
Net cash used in financing activities	(1,010,564)

Net change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP Financial Highlights As of and for the Six Months ended June 30, 2014 and
Years ended December 31, 2013, 2012, 2011, and 2010
(Unaudited)

For the six months ended June 30, 2014
	General Partner (1)	Limited Partner	Total
Total Return (2) (7)
Before Carried Interest	4.42%	3.69%	3.69%
Carried Interest (3)	1.71%	-0.31%	-
After Carried Interest	6.13%	3.38%	3.69%

Internal rate of return (4)	504.88%	10.53%	12.36%

Ratio of net investment income to weighted average partners capital (6)	1.40%	0.05%	0.05%
Ratio of expenses to weighted average partners’ capital (1) (6)	-0.32%	-1.67%	-1.67%
Carried Interest	115,937.34%	-0.67%	-
Ratio of expenses and carried interest to weighted average partners’ capital	115,937.02%	-2.34%	-1.67%

Partners’ capital, end of year	$40,014,074	$313,579,154	$353,593,228
Portfolio turnover rate (5) (7)			0.00%

For the year ended December 31, 2013
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (3)	11.63%	-1.40%	-
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (4)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average partners capital	2.18%	0.86%	0.86%
Ratio of expenses to weighted average partners’ capital (1)	-0.31%	-1.68%	-1.68%
Carried Interest	430,447.69%	-2.44%	-
Ratio of expenses and carried interest to weighted average partners’ capital	430,447.38%	-4.12%	-1.68%

Partners’ capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate (5)			0.00%

(continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP Financial Highlights As of and for the Six Months ended June 30, 2014 and
Years ended December 31, 2013, 2012, 2011, and 2010
(Unaudited)

For the year ended December 31, 2012
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	-
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average partners capital	8.44%	6.57%	6.57%
Ratio of expenses to weighted average partners’ capital (1)	-0.83%	-2.30%	-2.30%
Carried Interest	327,857.36%	-1.39%	-
Ratio of expenses and carried interest to weighted average partners’ capital	327,856.53%	-3.69%	-2.30%

Partners’ capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate (5)			15.00%

For the year ended December 31, 2011
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	8.48%	6.98%	6.98%
Carried Interest (3)	29.87%	-1.47%	-
After Carried Interest	38.35%	5.51%	6.98%

Internal rate of return (4)	1,872.29%	11.80%	14.16%

Ratio of net investment income to weighted average partners capital	7.22%	5.82%	5.82%
Ratio of expenses to weighted average partners’ capital (1)	-0.83%	-2.30%	-2.30%
Carried Interest	451,547.69%	-1.68%	-
Ratio of expenses and carried interest to weighted average partners’ capital	451,546.86%	-3.98%	-2.30%

Partners’ capital, end of year	$24,474,178	$378,888,045	$403,362,223
Portfolio turnover rate (5)			7.00%

(continued)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP Financial Highlights As of and for the Six Months ended June 30, 2014 and
Years ended December 31, 2013, 2012, 2011, and 2010
(Unaudited)

For the year ended December 31, 2010
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	30.97%	29.05%	29.05%
Carried Interest (3)	1,613,442.17%	-4.89%	-
After Carried Interest	1,613,473.14%	24.16%	29.05%

Internal rate of return (4)	5,897.95%	15.29%	18.15%

Ratio of net investment income to weighted average partners capital	8.27%	5.51%	5.51%
Ratio of expenses to weighted average partners’ capital (1)	-0.76%	-2.36%	-2.36%
Carried Interest	1,386,765.96%	-4.77%	-
Ratio of expenses and carried interest to weighted average partners’ capital	1,386,765.20%	-7.13%	-2.36%

Partners’ capital, end of year	$17,689,725	$402,536,555	$420,226,280
Portfolio turnover rate (5)			61.00%

(1) In accordance with the Partnership Agreement, not all expenses are allocated to the General Partner (see Note 8).
(2) Total return is calculated for each partner class taken as a whole. An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.
(3) The carried interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4) Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions), outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to date basis.
(5) Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.
(6) Annualized
(7) Not Annualized

(concluded)

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 89% of the Master Fund at June 30, 2014 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co. Funding II, LLC, PNMAC Mortgage Co (FI), LLC, and PNMAC Mortgage Co., LLC (these companies are referred to collectively as the “Mortgage Investments”), as well as investments in mortgage-backed securities (“MBS”).

●
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding, LLC acquires, holds and works out distressed U.S. residential mortgage loans and MBS resulting from securitization of such mortgage loans.

●
PNMAC Mortgage Co. Funding II, LLC is a wholly owned limited liability company. PNMAC Mortgage Co. Funding II, LLC acquires, holds and works out distressed U.S. residential mortgage loans and owns MBS resulting from securitization of such mortgage loans.

●
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”). The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected; the remaining share is owned by PNMAC Mortgage Co (FI), LLC. At June 30, 2014, the Master Fund owned 68% of PNMAC Mortgage Co (FI), LLC.

●	PNMAC Mortgage Co., LLC is a wholly owned limited liability company. PNMAC Mortgage Co., LLC acquires, holds and works out distressed U.S. residential mortgage loans.

Through their mortgage servicing agreements with PennyMac Loan Services, LLC (“PLS”), the Mortgage Investments proactively work with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

The Mortgage Investments seek to maximize the value of the mortgage loans that they acquire based on whether the acquired loans are performing or nonperforming:

●
The objective for performing loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once a Mortgage Investment has improved the credit quality of a loan, the Master Fund may monetize the enhanced value through various disposition strategies.

●
When loan modifications and other efforts are unable to cure distressed loans, the Mortgage Investments’ objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgages and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund reports its investments in the Mortgage Investments in accordance with the Special Rules of General Application to Registered Investment Companies topic of the Codification and the AICPA Audit and Accounting Guide: Investment Companies. These rules do not permit the Master Fund to consolidate its ownership interest in its investments.

Following are the significant accounting policies adopted by the Master Fund:

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014 based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or inputs to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the fair values that would have been used had a readily available market for such assets or liabilities existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Short-term Investment
The short-term investment is carried at fair value with changes in fair value recognized in current period income.  Short-term investment, which represents an investment in an institutional liquidity (or money market) fund, is valued based on the fair value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Mortgage-Backed Securities
The Master Fund records purchases and sales of MBS on the trade date basis of accounting. The Master Fund’s investments in MBS are carried at their fair values with changes in the fair value of MBS recognized in current period results of operations. Changes in fair value arising from amortization of purchase premiums and accrual of unearned discounts are recognized as a component of interest income. Realized gains and losses from security transactions are determined using the specific identification method. The Master Fund categorizes its investment in non-Agency MBS as a “Level 3” fair value financial statement item due to the present lack of an active market for such securities.

Interest Income Recognition
Interest income on MBS is recognized over the life of the security using the interest method. The Investment Manager estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Investment Manager updates its cash flow estimates monthly.

Estimating cash flows is subject to a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the pass-through or coupon interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans underlying the securities. The Investment Manager applies its judgment in developing its inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s fair value estimates and interest income.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Mortgage Investments
The Mortgage Investments are carried at fair value. Changes in the fair value of the Mortgage Investments are recognized in current period results of operations. The Mortgage Investments are valued based on the Master Fund’s proportionate ownership share of the fair value of the underlying assets and liabilities of companies comprising the Mortgage Investments given that the loans or loan participation interest and real estate acquired in settlement of loans (“REO”) held by the Mortgage Investments, net of collateralized borrowings,  represent substantially all of the net asset value held by these entities. Because the fair values of the Mortgage Investments have been estimated by the Investment Manager in the absence of readily determinable fair values, the Master Fund categorizes these investments as “Level 3” fair value financial statement items.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Dividend Income
Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to advisory fees, custody fees, and interest expense. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All general and administrative expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2013. The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2014, open federal and state income tax years include the tax years ended December 31, 2010 through 2013 and December 31, 2009 through 2013, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

No distributions will be made by the Master Fund to cover any taxes due on Limited Partners’ investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such taxes.

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

Capital Distributions and Carried Interest
Distributions are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Note 3—Fair Value

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the six-month period ended June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$2,727,098	$-	$-	$2,727,098
PNMAC Mortgage Co. Funding, LLC	-	-	177,464,997	177,464,997
PNMAC Mortgage Co. Funding II, LLC	-	-	119,064,588	119,064,588
PNMAC Mortgage Co (FI), LLC	-	-	35,722,580	35,722,580
PNMAC Mortgage Co., LLC	-	-	14,232,243	14,232,243
Mortgage-backed security	-	-	5,436,013	5,436,013
	$2,727,098	$-	$351,920,421	$354,647,519

There were no transfers of items measured at fair value between fair value hierarchy levels during the six months ended June 30, 2014.

The following table presents a roll forward of the assets for which Level 3 inputs were used to determine value for the six months ended June 30, 2014.

		PNMAC
	PNMAC	Mortgage Co	PNMAC	PNMAC	Mortgage-
	Mortgage Co	Funding II,	Mortgage Co	Mortgage Co,	Backed
	Funding, LLC	LLC	(FI), LLC	LLC	Security	Total
Assets:
Balance at January 1, 2014	$171,163,356	$118,084,598	$30,084,566	$14,266,242	$5,887,357	$339,486,119
Purchases	-	-	102,354	-	-	102,354
Repayments	-	-	-	-	(154,670)	(154,670)
Distributions	-	-	-	-	-	-
Changes in fair value*	6,301,641	979,990	5,535,660	(33,999)	(296,674)	12,486,618
Balance at June 30, 2014	$177,464,997	$119,064,588	$35,722,580	$14,232,243	$5,436,013	$351,920,421

Changes in fair value recognized during the year relating to assets still held at June 30, 2014	$6,301,641	$979,990	$5,535,660	$(33,999)	$(296,674)	$12,486,618

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans held by the Mortgage Investments totaled $2,540,720 for the six months ended June 30, 2014.

Valuation Techniques and Assumptions

Most of the Master Fund’s assets are carried at fair value with changes in fair value recognized in current period results of operations. A substantial portion of those assets are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the assets’ values. Unobservable inputs reflect the Master Fund’s own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for valuing and monitoring the Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The FAV group reports to the Investment Manager’s valuation committee, which oversees and approves the valuations. The valuation committee includes the Investment Manager’s chief executive, financial, operating, credit, and asset/liability management officers.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used for valuation.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Investments

The Master Fund’s primary investments are the Mortgage Investments. Summarized financial information for these investments are presented in Note 4—Mortgage Investments below. Most of the Mortgage Investments’ assets are mortgage loans and REO which are carried at fair value. Following are the valuation methods and assumptions applied in the measurement of these assets.

Mortgage Loans

The mortgage loans held by the Mortgage Investments are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans or non-Agency, non-conforming mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

The valuation process includes the computation by stratum of the loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on fair value of changes in input variables such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the loans’ valuation. The results of the estimates of fair value of the Mortgage Investments’ loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the loan’s fair value of changes in respective loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Range
Valuation Techniques	Key Inputs	(Weighted average)
Discounted cash flow	Discount rate	7.2% - 15.0%
(11.6%)
	Twelve-month housing price index change	2.4% - 5.7%
(4.7%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.0% - 3.3%
(2.6%)
	Total Prepayment speed (Life total CPR) (2)	0.9% - 23.2%
(18.6%)

(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”)
(2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”)

Real Estate Acquired in Settlement of Loans

Fair value of REO is determined by using a current estimate of value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s value may not be supported by developing market conditions.

Mortgage-backed Security

The Master Fund’s investment in MBS is a non-Agency MBS backed by distressed non-performing loans. Agency MBS refers to securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Government National Mortgage Association.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Fair value of non-Agency MBS is determined based on whether the MBS is backed by loans held by the Master Fund or the Mortgage Investments, or by non-affiliates. MBS backed by mortgage loans held by the Master Fund or the Mortgage Investments are valued using the approach described under Mortgage Loans above. The Master Fund and the Mortgage Investments do not hold any MBS backed by loans held by non-affiliates.

Following is a quantitative summary of key inputs used in the valuation of the mortgage-backed security at fair value:
Range
Valuation Techniques	Key Inputs	(Weighted average)
Discounted cash flow	Discount rate	7.2% - 15.0%
(10.2%)
	Twelve-month housing price index change	3.3% - 6.2%
(4.2%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.1% - 3.3%
(2.9%)
	Total Prepayment speed (Life total CPR) (2)	0.9% - 23.2%
(16.9%)

(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”)
(2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”)

Note 4—Mortgage Investments

Following is a summary of the condensed balance sheets of the Master Fund’s investments in the Mortgage Investments as of June 30, 2014:

	PNMAC	PNMAC	PNMAC	PNMAC
	Mortgage Co.	Mortgage Co.	Mortgage Co	Mortgage Co.,
	Funding, LLC	Funding II, LLC	(FI), LLC	LLC
Assets:
Cash and short-term investments	$6,841,514	$2,045,866	$-	$10,108,540
Mortgage loans at fair value	99,031,500	81,314,375	21,955,625	8,657,337
Real estate acquired in settlement of loans at fair value	15,004,524	10,295,435	1,898,757	699,583
Other assets	63,777,853	43,828,787	29,018,852	1,373,377
	184,655,391	137,484,463	52,873,234	20,838,837
Liabilities:
Collateralized borrowings	6,155,951	17,809,933	-	5,436,013
Other liabilities	1,034,443	609,942	149,258	1,170,581
	7,190,394	18,419,875	149,258	6,606,594
Members’ equity	$177,464,997	$119,064,588	$52,723,976	$14,232,243

Master Fund’s investment in Mortgage Investments at June 30, 2014	$177,464,997	$119,064,588	$35,722,580	$14,232,243

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Concentrations of Credit Risk

The Mortgage Investments have assumed a concentration of credit risk in connection with their investments in mortgage loans and REO. The following is a summary of the distribution of loans included in the Mortgage Investments’ portfolios as measured by fair value at June 30, 2014 and represents the Master Fund’s proportionate interest in such assets:

			Weighted
	Fair	%	average
Loan Type	Value	Partners’ capital	note rate
ARM / Hybrid	$82,819,391	23.42%	5.56%
Fixed	90,367,851	25.56%	5.73%
Step Rate	28,936,169	8.18%	2.33%
Balloon	1,554,541	0.44%	10.29%
Other	54,773	0.02%	7.00%
Total Portfolio	$203,732,725	57.62%	5.21%

			Weighted
	Fair	%	average
Lien Position	Value	Partners’ capital	note rate
1st Lien	$202,869,700	57.38%	5.05%
2nd Lien	863,025	0.24%	7.46%
Total Portfolio	$203,732,725	57.62%	5.21%

			Weighted
	Fair	%	average
Loan Age (1)	Value	Partners’ capital	note rate
Less than 24 months	$294,834	0.08%	4.53%
24-36 months	107,698	0.03%	5.61%
36-48 months	319,421	0.09%	2.86%
48-60 months	694,225	0.20%	3.85%
60 months or more	202,316,547	57.22%	5.22%
Total Portfolio	$203,732,725	57.62%	5.21%

			Weighted
	Fair	%	average
Current Loan-to-Value(2)	Value	Partners’ capital	note rate
Less than 80%	$34,352,304	9.72%	5.32%
80%-99.99%	41,487,799	11.73%	5.05%
100%-119.99%	56,504,419	15.98%	5.12%
120% or Greater	71,388,203	20.19%	5.28%
Total Portfolio	$203,732,725	57.62%	5.21%

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

			Weighted
	Fair	%	average
Payment Status	Value	Partners’ capital	note rate
Current (3)	$59,505,982	16.83%	3.78%
30 days delinquent	17,266,273	4.88%	3.99%
60 days delinquent	8,086,140	2.29%	3.81%
90 days or more delinquent	47,746,095	13.50%	5.64%
In Forclosure (4)	71,128,235	20.12%	6.45%
Total Portfolio	$203,732,725	57.62%	5.21%

			Weighted
		%	average
Geographic Distribution	Fair Value	Partners’ capital	note rate
California	$33,942,302	9.60%	3.72%
Florida	30,989,822	8.76%	6.21%
New York	29,579,432	8.37%	5.83%
New Jersey	15,384,804	4.35%	5.51%
Illinois	9,943,521	2.81%	4.98%
Massachussets	9,019,439	2.55%	5.16%
Other	74,873,405	21.18%	5.01%
Total Portfolio	$203,732,725	57.62%	5.21%

1 Loan Age reflects the age of the loan as of June 30, 2014.
2 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the value of the property securing the liens (“Value”) as of June 30, 2014.

*Not included are $7,837 in unsecured notes at fair value.

Following is a summary of the distribution of REO:

		%
Geographic Distribution	Fair Value	Partners’ capital
Florida	$6,840,411	1.93%
New York	2,938,374	0.83%
New Jersey	1,724,355	0.49%
California	2,861,549	0.81%
Maryland	1,941,405	0.55%
Other	10,086,248	2.85%
Total Portfolio	$26,392,342	7.46%

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Note 5 – Mortgage-Backed Security

The MBS held by the Master Fund as of June 30, 2014 was issued by SWDNSI Trust Series 2010-2, a statutory trust created by PNMAC Mortgage Co, LLC. It is secured by non-agency distressed and non-performing mortgage loans held at PNMAC Mortgage Co, LLC which have a fair value of $5,436,013 and a market yield based on its fair value of 1.07% as of June 30, 2014.

Note 6—Investment Transactions

For the six months ended June 30, 2014, the Master Fund purchased an additional interest in the PNMAC Mortgage Co (FI), LLC for $102,354.

For the six months ended June 30, 2014, the Master Fund received dividend distributions from its investment in PNMAC Mortgage Co (FI), LLC totaling $2,904,005.

Note 7—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

Investment advisory fees for the six months ended June 30, 2014 were $2,316,200, of which $1,168,528 was payable to the Investment Manager at period-end.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund’s total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund’s total monthly net assets, and 0.02% on the balance of the Master Fund’s total monthly net assets subject to an annual minimum fee of $180,000. The administration expense for the six months ended June 30, 2014 was $103,228.

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the mortgage subsidiaries. The Master Fund and an affiliated fund pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000. The loan accounting fee charged to the Master Fund for the six months ended June 30, 2014 was $21,664.

U.S. Bank, N.A. serves as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund’s average daily market value subject to an annual minimum fee of $28,800 across all fund complexes. Custody fees charged to the Master Fund for the six months ended June 30, 2014 were $17,525.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Note 8—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund.  Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The audit committee chair receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total director fees and expenses incurred for the six months ended June 30, 2014 were $148,975, of which $67,455 was payable at period-end.

One of the directors is an officer of the advisor and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note 9—Transactions with Affiliates

As of June 30, 2014, $40,012,034 in carried interest has been reallocated from the Limited Partners capital account to the General Partner’s capital account of which $2,309,380 was allocated in the six months ended June 30, 2014 (as described in Note 2).

The Master Fund incurred investment advisory fees of $2,316,200 during the six months ended June 30, 2014, of which $1,168,528 was payable to the Investment Manager at period-end.

PLS acts as the primary mortgage servicer for all mortgages owned by the Mortgage Investments. The servicing agreement with the Mortgage Investments generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will rebate to the Mortgage Investments an amount equal to 13% of servicing-related fees charged to the Mortgage Investments to approximate overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees charged by PLS to the Mortgage Investments before such waiver amounted to $2,910,537 for the six months ended June 30, 2014. PLS provided to the Mortgage Investments rebates relating to such charges totaling $563,025 for the six months ended June 30, 2014.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. For the six months ended June 30, 2014, the Master Fund received $341 of dividend income from this short-term investment.

Note 10—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the financial instruments and markets in which it invests.

Investments in MBS and mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014 the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments and any MBS into which such mortgage loans have been securitized.

Investments in REO are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in loans held by the Mortgage Investments will decline in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans. As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Investments. The fair value, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative impact on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

PNMAC Mortgage Opportunity Fund, LP Notes to Financial Statements As of and for the Six Months ended June 30, 2014

Note 11—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund received dividends and returns of capital from its investments in the mortgage companies totaling $19,601,171 and $65,050,129, respectively, and made distributions to its limited partner of $77,690,182.

****

PNMAC Mortgage Opportunity Fund, LP Additional Information

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,” “will,” “believe,” “attempt,” “seem,” “think,” “ought,” “try,” and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
On June 2, 2014, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such

PNMAC Mortgage Opportunity Fund, LP Additional Information

services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 2, 2014, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 2, 2014 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNMAC Mortgage Opportunity Fund, LLC

By (Signature and Title)	/s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date	August 28, 2014

By (Signature and Title)	/s/ Anne D. McCallion
Anne D. McCallion, CFO

Date	August 28, 2014